Property and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expense	$ 110,773	$ 65,733	$ 212,562	$ 55,199